RELATED PARTY TRANSACTIONS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Due from related parties	$ 963	$ 615
Financial instrument assets	117	106
Current liabilities
Due to related parties	513	464
Total	534	465
Non-current liabilities
Non-recourse borrowings due to related party	15	15
Brookfield
Current assets
Due from related parties	36	41
Financial instrument assets	197	292
Current liabilities
Due to related parties	31	37
Share-settlement liability	21	1
The partnership
Current assets
Due from related parties	914	563
Current liabilities
Due to related parties	363	315
Equity-accounted investments and other
Current assets
Due from related parties	13	11
Non-current assets
Due from related parties	9	9
Current liabilities
Due to related parties	18	12
Brookfield, Brookfield Renewable, and Equity-accounted investments and other
Current liabilities
Due to related parties	513	464
Brookfield Reinsurance and associates
Current liabilities
Due to related parties	101	100
Non-current liabilities
Carrying value	$ 15	$ 15